DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Due from related parties	$ 273,248	$ 220,336	$ 152,719
Lifschultz Enterprise Company LLC
Due from related parties	$ 273,248	$ 220,336	$ 152,719